Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Property, Plant and Equipment, Net [Abstract]
Construction in progress	[1],[2]	$ 3,095,981	$ 64,064
Equipment for rental business		1,429,579	1,457,548
Vehicles		191,741	109,492
Furniture, fixtures and office equipment		41,478	118,716
Building	[3]		2,676,037
Production line for e-bicycles	[2]		469,002
Leasehold improvements	[2]		490,124
Subtotal		4,758,779	5,384,983
Less: accumulated depreciation		(918,836)	(1,278,472)
Property, plant and equipment, net		$ 3,839,943	$ 4,106,511

[1]	Addition of construction of $3,095,981 in progress was for the construction of Changzhou manufacturing plants.
[2]	On April 3, 2023, Changzhou Yizhiying entered into an equity transfer agreement with Tianjin Mizhiyan New Energy Technologies Co., Ltd. (“Mizhiyan”) to transfer 80% equity interest of Tianjin Dilang, a subsidiary of Changzhou Yizhiying, to Mizhiyan for $307,018 (RMB2,240,000). On April 11, 2023, the production line for e-bicycles, leasehold improvements and construction in progress of Tianjin Dilang was disposed at the carrying amount of $679,603 in the completion of transfer of 80% equity interests of Tianjin Dilang. The Company recognized gain of $941,715 from the disposal of Tianjin Dilang.
[3]	On February 13, 2023, Jiangsu EZGO entered into an equity transfer agreement with Sutai (Tianjin) Packaging Materials Co., Ltd. (“Sutai”) to transfer 100% of the equity interests of Tianjin Jiahao, a wholly-owned subsidiary of Jiangsu EZGO, to Sutai for $6,141,721 (RMB44,810,000). On March 31, 2023, the building of Tianjin Jiahao was disposed at the carrying amount of $2,302,209 in the completion of transfer of all 100% of the equity interests of Tianjin Jiahao. The Company recognized loss of $2,535,370 from the disposal of Tianjin Jiahao.